Bank and Other Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Bank and Other Borrowings

Note 7 – Bank and Other Borrowings

As of September 30, 2024 and December 31, 2023, the bank and other borrowings consisted of the following:

		Principal		Fixed Interest	September 30,	December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2024	2023
May 13, 2020	#1	$500,000	April 13, 2050	3.75%	$-	$488,961
May 17, 2022	#2	$25,050	August 1,2025	5.50%	7,452	13,975
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	53,461	91,202
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	68,327	74,089
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	89,984	117,088
Total loans payable					219,224	785,315
Current portion					(109,100)	(135,970)
Non-current portion					$110,124	$649,345

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course and repayable in eight years
(5)	Loan #5 is secured by the land and building of the golf clubs of the Company.

During the nine months ended September 30, 2024 and 2023, the Company recognized interest expenses of $21,586 and $21,823, respectively.

Future minimum payments under bank and other borrowings at September 30, 2024 were as follows:

Year ending December 31,	Total
2024 (excluding the nine months ended September 30, 2024)	$26,739
2025	94,196
2026	49,225
2027	9,661
2028	10,456
Thereafter	28,947
Total bank and other borrowings	$219,224

Note 7 – Bank and Other Borrowings

As of December 31, 2023 and 2022, the bank and other borrowings consisted of the following:

				Fixed
		Principal		Interest	December 31,	December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2023	2022
May 13, 2020	#1	$500,000	April 13,2050	3.75%	$488,961	$499,650
May 17, 2022	#2	$25,050	August 1,2025	5.5%	13,975	23,431
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	91,202	138,634
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	74,089	-
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	117,088	-
Total loans payable					785,315	661,715
Current portion					(135,970)	(67,681)
Non-current portion					$649,345	$594,034

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course and repayable in eight years
(5)	Loan #5 is unsecured.

During the years ended December 31, 2023 and 2022, the Company recognized interest expenses of $30,393 and $36,196, respectively.

Future minimum payments under bank and other borrowings at December 31, 2023 were as follows:

Total
2024	$135,970
2025	128,162
2026	66,817
2027	12,423
2028	12,897
Thereafter	429,046
Total bank and other borrowings	$785,315